UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-01311

                            The Gabelli Mathers Fund
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
          -------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2003
                                             -----------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders is attached herewith.

                            THE GABELLI MATHERS FUND

                                  ANNUAL REPORT
                                DECEMBER 31, 2003


TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2003 with a description of the factors that affected the performance during the past year.

                                           Sincerely yours,
                                           /s/BRUCE N. ALPERT
                                           Bruce N. Alpert
                                           Executive Vice President
February 24, 2004

PERFORMANCE DISCUSSION

      The Fund maintained a risk-averse portfolio structure during 2003. The Fund's portfolio remained conservatively invested at year end, with stock positions totaling 10.3% of assets, comprised of 6.4% longs and 3.9% shorts, with the remainder in cash equivalents, awaiting lower risk entry points to initiate new and larger capital commitments. The fixed income segment of the portfolio, which was limited to short-term U.S. Treasury bills and U.S. Treasury collateralized repos in 2003, added to the Fund's total return, while the short equity segment had a negative return, and was the primary factor for the Fund's investment performance in 2003.

      During the year, a portion of the Fund's common stock segment was invested in takeover-target companies subject to friendly, all cash tender or merger offers from acquiring companies. The Fund purchased these event-driven stocks after the deals were publicly announced, generally by financially strong, strategic buyers. These stocks typically earn relatively high annualized returns and are held for short time periods, which disproportionately raises the portfolio turnover rate, which can be misleading. This occurs when the Fund purchases a fixed income position which has a maturity of less than one year and represents a relatively high percentage of the Fund's assets while the percent invested in stocks is low.


[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

              GROWTH OF $10,000 INVESTMENT IN GABELLI MATHERS FUND
                               Logarithmic Scale

     GABELLI MATHERS         S&P 500
         FUND                 INDEX

'65      10,000              10,000
         11,934               9,323
         22,987              11,558
         29,162              12,836
         27,412              11,743
'70      27,953              12,213
         33,496              13,961
         38,897              16,610
         24,447              14,179
         16,965              10,427
'75      26,643              14,306
         38,466              17,719
         43,926              16,431
         50,540              17,512
         74,071              20,743
'80     103,911              27,466
         95,865              26,119
        110,107              31,708
        127,906              38,849
        124,601              41,282
'85     158,832              54,401
        181,035              64,583
        229,978              67,970
        261,541              79,228
        288,752             104,303
'90     318,857             101,075
        348,967             131,795
        359,817             141,818
        367,517             156,087
        345,859             158,130
'95     370,118             217,491
        369,841             267,423
        380,963             356,638
        361,101             459,042
        381,742             555,704
'00     400,913             505,093
        417,955             445,063
        368,824             346,700
        361,659             446,166

Percent Average Annual Returns *

                        1 YR  5 YRS  10 YRS  20 YRS  25 YRS  30 YRS  38 YRS**
GABELLI MATHERS FUND   (1.94)  0.03  (0.15)   5.33    8.19    9.40     9.95
Standard & Poor's 500   28.69 (0.57) 11.07   12.98   13.83   12.18    10.51

* All periods ended 12-31-03. Average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed they may be worth more or less than their original cost. The Standard & Poor's 500 is an unmanaged indicator of stock market performance.
** From commencement of investment operations on August 19, 1965.

THE GABELLI MATHERS FUND
PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                                                       MARKET
      SHARES                                      COST                 VALUE
      ------                                      ----                -------
              COMMON STOCKS -- 6.4%
              AEROSPACE -- 0.4%
      10,000  Titan Corp.+ ................   $   216,180           $   218,100
                                              -----------           -----------
              BROADCASTING -- 1.0%
      50,000  Liberty Media Corp., Cl. A+ .       543,975               594,500
                                              -----------           -----------
              BUILDING AND CONSTRUCTION -- 0.2%
      65,400  Empresas ICA Sociedad
                Controladora SA de CV
                ADR+ ......................        90,290                92,868
                                              -----------           -----------
              COMPUTER SOFTWARE AND SERVICES -- 0.0%
       1,000  ON Technology Corp.+ ........         3,910                 3,960
       1,000  Systems & Computer
                Technology Corp.+ .........        16,350                16,350
                                              -----------           -----------
                                                   20,260                20,310
                                              -----------           -----------
              CONSUMER PRODUCTS -- 0.9%
      20,000  Dial Corp. ..................       569,130               569,400
                                              -----------           -----------
              DIVERSIFIED INDUSTRIAL -- 0.2%
       6,000  Denison International plc, ADR+     143,220               143,670
                                              -----------           -----------
              ENERGY AND UTILITIES -- 0.8%
         500  Anadarko Petroleum Corp. ....        22,080                25,505
         500  Cinergy Corp. ...............        18,045                19,405
       1,000  Duquesne Light Holdings Inc.         15,295                18,340
         500  Murphy Oil Corp. ............        29,891                32,655
      15,000  Unisource Energy Corp. ......       369,917               369,900
                                              -----------           -----------
                                                  455,228               465,805
                                              -----------           -----------
              FINANCIAL SERVICES -- 0.2%
       5,000  HPSC Inc.+ ..................        71,950                72,250
         500  MONY Group Inc.+ ............        16,635                15,645
       1,000  Sovereign Bancorp Inc. ......        18,360                23,750
                                              -----------           -----------
                                                  106,945               111,645
                                              -----------           -----------
              FOOD AND BEVERAGE -- 1.8%
      40,000  ConAgra Foods Inc. ..........     1,014,579             1,055,600
         500  Dreyer's Grand Ice Cream
                Holdings Inc., Cl. A ......        39,595                38,875
       1,000  Hain Celestial Group Inc.+ ..        18,393                23,210
                                              -----------           -----------
                                                1,072,567             1,117,685
                                              -----------           -----------
              HEALTH CARE -- 0.7%
       5,000  Bristol-Myers Squibb Co. ....       126,000               143,000
       5,000  CIMA Labs Inc.+ .............       165,053               163,100
       4,000  ElderTrust ..................        50,060                50,120
       2,000  Invivo Corp.+ ...............        42,540                43,840
                                              -----------           -----------
                                                  383,653               400,060
                                              -----------           -----------
              RETAIL -- 0.1%
       1,000  Gucci Group NV, ADR .........        85,160                85,550
                                              -----------           -----------
              TELECOMMUNICATIONS -- 0.1%
       1,000  BellSouth Corp. .............        24,080                28,300
       1,000  SBC Communications Inc. .....        22,310                26,070
       1,000  Verizon Communications Inc. .        32,920                35,080
                                              -----------           -----------
                                                   79,310                89,450
                                              -----------           -----------
              TOTAL COMMON STOCKS .........     3,765,918             3,909,043
                                              -----------           -----------

                                                                       MARKET
      SHARES                                      COST                 VALUE
      ------                                      ----                -------
              U.S.  GOVERNMENT  OBLIGATIONS -- 90.4%
 $55,000,000  U.S.  Treasury Bills,
                0.876%++, 01/08/04 (a) ....   $54,990,642           $54,990,642
                                              -----------           -----------
              REPURCHASE AGREEMENT -- 3.5%
   2,103,188  State Street Bank & Trust Co.,
                0.810%, dated 12/31/03,
                due 01/02/04, proceeds at
                maturity, $2,103,282 (b) ..     2,103,188             2,103,188
                                              -----------           -----------
              TOTAL INVESTMENTS --
                100.3% ....................   $60,859,748            61,002,873
                                              ===========
              OTHER ASSETS AND LIABILITIES (NET) -- (0.3)%             (157,348)
                                                                    -----------
              NET ASSETS -- 100.0% .............................    $60,845,525
                                                                    ===========

                                                                       MARKET
      SHARES  COMMON STOCKS                     PROCEEDS                VALUE
      ------  -------------                     --------               ------
              SECURITIES SOLD SHORT
       2,000  99 Cents Only Stores ........   $   (58,037)          $   (54,460)
       3,000  Carnival Corp. ..............       (99,265)             (119,190)
       3,000  Cheesecake Factory Inc. .....      (108,342)             (132,090)
       1,000  Ethan Allen Interiors Inc. ..       (35,238)              (41,880)
       1,000  Gap Inc. ....................       (16,949)              (23,210)
       7,000  Harley-Davidson Inc. ........      (302,806)             (332,710)
       2,000  Kohl's Corp. ................      (108,625)              (89,880)
       9,000  La-Z-Boy Inc. ...............      (187,298)             (188,820)
       1,000  McDonald's Corp. ............       (17,099)              (24,830)
       6,000  Polaris Industries Inc. .....      (417,498)             (531,480)
       2,000  Sherwin-Williams Co. ........       (55,217)              (69,480)
       5,000  The Home Depot Inc. .........      (161,868)             (177,450)
       6,000  Tiffany & Co. ...............      (167,392)             (271,200)
       4,000  Toro Co. ....................      (128,296)             (185,600)
       2,000  Zale Corp. ..................       (94,066)             (106,400)
                                              -----------           -----------
              TOTAL SECURITIES
                SOLD SHORT ................   $(1,957,996)          $(2,348,680)
                                              ===========           ===========
----------------
              For Federal tax purposes:
              Aggregate cost of investments .....................   $60,859,748
                                                                    ===========
              Gross unrealized appreciation .....................   $   146,805
              Gross unrealized depreciation .....................        (3,680)
                                                                    -----------
              Net unrealized appreciation .......................   $   143,125
                                                                    ===========
----------------
 (a) At December 31, 2003, $25,000,000 of the principal amount was pledged as collateral for securities sold short.
 (b)  Collateralized  by U.S.  Treasury Notes, 5.875%, due 11/15/04,
      market value $2,147,375.
 +    Non-income producing security.
 ++   Represents annualized yield at date of purchase.


                 See accompanying notes to financial statements.

                            THE GABELLI MATHERS FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (cost $60,859,748) .....................   $ 61,002,873
  Cash .........................................................          3,657
  Deposit at brokers ...........................................      2,356,627
  Dividends and interest receivable ............................          1,727
  Receivable for fund shares sold ..............................          9,896
  Other assets .................................................          5,241
                                                                   ------------
  TOTAL ASSETS .................................................     63,380,021
                                                                   ------------
LIABILITIES:
  Securities sold short (proceeds $1,957,996) ..................      2,348,680
  Dividends payable on securities sold short ...................            562
  Payable for Fund shares redeemed .............................          7,495
  Payable for investment advisory fees .........................         55,240
  Payable for distribution fees ................................         13,810
  Other accrued expenses and liabilities .......................        108,709
                                                                   ------------
  TOTAL LIABILITIES ............................................      2,534,496
                                                                   ------------
  NET ASSETS applicable to 5,738,616
    shares outstanding .........................................   $ 60,845,525
                                                                   ============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at par value ..................   $  5,738,616
  Additional paid-in capital ...................................     98,551,698
  Accumulated net realized loss on investments
    and securities sold short ..................................    (43,197,230)
  Net unrealized depreciation on securities
    sold short .................................................       (390,684)
  Net unrealized appreciation on investments ...................        143,125
                                                                   ------------
  NET ASSETS ...................................................   $ 60,845,525
                                                                   ============
  NET ASSET VALUE, offering and redemptions
    price per share ($60,845,525 / 5,738,616
    shares outstanding; 100,000,000 shares
    authorized of $1.00 par value) .............................         $10.60
                                                                         ======


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends ................................ $     6,085
  Interest .................................     765,363
  Other Income .............................      17,713
                                             -----------
  TOTAL INVESTMENT INCOME ..................     789,161
                                             -----------
EXPENSES:
  Investment advisory fees .................     747,475
  Distribution fees ........................     186,869
  Trustees' fees ...........................      58,936
  Custodian fees ...........................      43,553
  Shareholder services fees ................      40,818
  Shareholder communications expenses ......      39,471
  Legal and audit fees .....................      29,823
  Registration fees ........................      28,138
  Dividends on securities sold short .......      22,364
  Miscellaneous expenses ...................      48,324
                                             -----------
  TOTAL EXPENSES ...........................   1,245,771
                                             -----------
  NET INVESTMENT LOSS ......................    (456,610)
                                             -----------
NET REALIZED AND UNREALIZED LOSS ON
  INVESTMENTS AND SECURITIES SOLD SHORT:
  Net realized loss on investments .........    (132,253)
  Net realized loss on securities sold short    (537,948)
  Net change in unrealized appreciation/
    depreciation on investments and
    securities sold short ..................    (356,240)
                                             -----------
  NET REALIZED AND UNREALIZED LOSS ON
    INVESTMENTS AND SECURITIES SOLD SHORT ..  (1,026,441)
                                             -----------
  NET DECREASE IN NET ASSETS
    RESULTING FROM OPERATIONS .............. $(1,483,051)
                                             ===========

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                                                   YEAR ENDED           YEAR ENDED
                                                                                DECEMBER 31, 2003    DECEMBER 31, 2002
                                                                                -----------------    -----------------
OPERATIONS:
  Net investment loss ..........................................................   $   (456,610)       $     (1,706)
  Net realized loss on investments .............................................       (132,253)        (12,725,118)
  Net realized gain/loss on securities sold short ..............................       (537,948)            285,919
  Net change in unrealized appreciation/depreciation on
    investments and securities sold short ......................................       (356,240)          1,274,536
                                                                                   ------------        ------------
  NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .........................     (1,483,051)        (11,166,369)
                                                                                   ------------        ------------
SHARE TRANSACTIONS:
  Net decrease in net assets from capital share transactions ...................    (18,498,603)         (5,899,570)
                                                                                   ------------        ------------
  NET DECREASE IN NET ASSETS ...................................................    (19,981,654)        (17,065,939)
NET ASSETS:
  Beginning of period ..........................................................     80,827,179          97,893,118
                                                                                   ------------        ------------
  End of period ................................................................   $ 60,845,525        $ 80,827,179
                                                                                   ============        ============


                 See accompanying notes to financial statements.

THE GABELLI MATHERS FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. ORGANIZATION. The Gabelli Mathers Fund (the "Fund") was organized on June 17, 1999 as a Delaware business trust. The Fund commenced investment operations on October 1, 1999 as the successor to the Mathers Fund, Inc. (the "Mathers Fund") which was organized on March 31, 1965 as a Maryland corporation. The Mathers Fund commenced investment operations on August 19, 1965. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange, quoted by the National Association of Securities Dealers Automated Quotations, Inc. ("Nasdaq") or traded in the U.S.
over-the-counter market for which market quotations are readily available are valued at the last quoted sale price on that exchange or market as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees so determines, by such other method as the Board of Trustees shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Short term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines such does not reflect the securities fair value, in which case these securities will be valued at their fair value as determined by the Board of Trustees. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Options are valued at the last sale price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board of Trustees. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period.

THE GABELLI MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed. At December 31, 2003, there were no open futures contracts.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

SECURITIES SOLD SHORT. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. Securities sold short at December 31, 2003 are reflected in the Portfolio of Investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. No distributions were made in the fiscal years ended December 31, 2003 and 2002.

THE GABELLI MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
For the year ended December 31, 2003, reclassifications were made to decrease accumulated net investment loss for $456,610 and to decrease accumulated net realized loss on investments for $4,819,701, with an offsetting adjustment to additional paid-in capital.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

As of December 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

     Accumulated capital loss carryforward .....................   $(43,197,230)
     Net unrealized appreciation/(depreciation) of investments .        143,125
     Net unrealized appreciation/(depreciation) of securities
       sold short ..............................................       (390,684)
                                                                   ------------
     Total accumulated loss ....................................   $(43,444,789)
                                                                   ============

The Fund has a net capital loss carryforward for Federal income tax purposes at December 31, 2003 of $43,197,230. This capital loss carryforward is available to reduce future distributions of net capital gains to shareholders. $22,226,886 of the loss carryforward is available through 2004; $7,869,968 is available through 2006; $12,430,175 is available through 2010; and $670,201 is available through 2011.

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an Investment Advisory Agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Trustees of the Fund who are its affiliates.

4. DISTRIBUTION PLAN. On October 1, 1999, the Fund's Board of Trustees adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. For the year ended December 31, 2003, the Fund incurred distribution costs payable to Gabelli & Company, Inc., an affiliate of the Adviser, of $186,869, or 0.25% of average daily net assets, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the year ended December 31, 2003, other than short term securities, aggregated $5,545,292 and $1,685,885, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the year ended December 31, 2003, the Fund paid brokerage commissions of $7,353 to Gabelli & Company, Inc.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Investment Advisory Agreement between the Fund and the Adviser. During fiscal 2003, the Fund reimbursed the Adviser $34,800 in connection with the cost of computing the Fund's net asset value, which is included in miscellaneous expenses in the Statement of Operations.

THE GABELLI MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-=------------------------------------------------------------------------------

7. SHARES OF BENEFICIAL INTEREST. Transactions in shares of beneficial interest were as follows:

                                                               YEAR ENDED                        YEAR ENDED
                                                            DECEMBER 31, 2003                 DECEMBER 31, 2002
                                                     ----------------------------      ----------------------------
                                                        SHARES          AMOUNT            SHARES          AMOUNT
                                                     ----------      ------------      ----------      ------------
Shares sold ......................................      271,933      $  2,922,779         729,693      $  8,237,339
Shares redeemed ..................................   (2,007,763)      (21,421,382)     (1,246,765)      (14,136,909)
                                                     ----------      ------------      ----------      ------------
    Net decrease .................................   (1,735,830)     $(18,498,603)       (517,072)     $ (5,899,570)
                                                     ==========      ============      ==========      ============

8. FINANCIAL HIGHLIGHTS. Selected data for a share of beneficial interest outstanding throughout each period:

                                                                          YEAR ENDED DECEMBER 31,
                                                      -----------------------------------------------------------------
                                                        2003          2002          2001          2000         1999(A)
                                                      -------       -------        -------       -------       --------
OPERATING PERFORMANCE:
   Net asset value, beginning of period .........     $ 10.81       $ 12.25        $ 12.05       $ 11.94       $  11.73
                                                      -------       -------        -------       -------       --------
   Net investment income/(loss) .................       (0.07)        (0.00)(b)       0.30          0.49           0.46
   Net realized and unrealized
     gain/(loss) on investments .................       (0.14)        (1.44)          0.21          0.11           0.21
                                                      -------       -------        -------       -------       --------
   Total from investment operations .............       (0.21)        (1.44)          0.51          0.60           0.67
                                                      -------       -------        -------       -------       --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ........................          --            --          (0.31)        (0.49)         (0.46)
                                                      -------       -------        -------       -------       --------
   Total distributions ..........................          --            --          (0.31)        (0.49)         (0.46)
                                                      -------       -------        -------       -------       --------
   NET ASSET VALUE, END OF PERIOD ...............     $ 10.60       $ 10.81        $ 12.25       $ 12.05       $  11.94
                                                      =======       =======        =======       =======       ========
   Total return+ ................................     (1.94)%        (11.76)%         4.25%         5.02%          5.73%
                                                      =======       =======        =======       =======       ========
RATIOS TO AVERAGE NET ASSETS
   AND SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) .........     $60,846       $80,827        $97,893       $99,855       $104,693
   Ratio of net investment income/(loss)
     to average net assets ......................       (0.61)%       (0.00)%         2.45%         3.79%          3.50%
   Ratio of operating expenses
     to average net assets ......................        1.67%         1.63%          1.35%         1.34%          1.24%
   Portfolio turnover rate ......................         244%          776%          1013%          977%           922%

--------------------------------------------------------------------------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
(a) Gabelli Funds, LLC became the sole investment adviser of the Fund on October 1, 1999.
(b) Amount is less than $0.005 per share.


                 See accompanying notes to financial statements.

THE GABELLI MATHERS FUND
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
To the Shareholders and Board of Trustees of The Gabelli Mathers Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The Gabelli Mathers Fund (the "Fund") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli Mathers Fund at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                          /s/ERNST & YOUNG


New York, New York
February 10, 2004

THE GABELLI MATHERS FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Trustees and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Mathers Fund at One Corporate Center, Rye, NY 10580-1422.

                       TERM OF         NUMBER OF
NAME, POSITION(S)     OFFICE AND     FUNDS IN FUND
    ADDRESS 1         LENGTH OF     COMPLEX OVERSEEN  PRINCIPAL OCCUPATION(S)                             OTHER DIRECTORSHIPS
    AND AGE          TIME SERVED 2     BY TRUSTEE     DURING PAST FIVE YEARS                                HELD BY TRUSTEE
----------------     -------------  ----------------  ----------------------                              --------------------
INTERESTED TRUSTEES:3
---------------------
MARIO J. GABELLI, CFA  Since 1999          24         Chairman of the Board and Chief Executive         Director of Morgan Group
Trustee and Chairman                                  Officer of Gabelli Asset Management Inc. and      Holdings, Inc.
Age: 61                                               Chief Investment Officer of Gabelli Funds,        (transportation services);
                                                      LLC and GAMCO Investors, Inc.; Vice               Vice Chairman of Lynch
                                                      Chairman and Chief Executive Officer of           Corporation (diversified
                                                      Lynch Interactive Corporation (multimedia         manufacturing)
                                                      and services)

KARL OTTO POHL         Since 1999          33         Member of the Shareholder Committee of Sal        Director of Gabelli Asset
Trustee                                               Oppenheim Jr. & Cie (private investment           Management Inc. (investment
Age: 74                                               bank); Former President of the                    management); Chairman,
                                                      Deutsche Bundesbank and Chairman of its           Incentive Capital and
                                                      Central Bank Council (1980-1991)                  Incentive Asset Management
                                                                                                        (Zurich); Director at Sal
                                                                                                        Oppenheim Jr. & Cie, Zurich

HENRY G. VAN DER EB,    Since 1976          4         President and CEO of Gabelli Mathers                            --
CFA 4                                                 Fund since 1999; Senior Vice President and
Trustee, President and                                Portfolio Manager of Gabelli Funds, LLC
Chief Executive Officer                               and GAMCO Investors, Inc. since 1999;
Age: 58                                               Prior to October 1999, Chairman and Chief
                                                      Executive Officer of Mathers Fund, Inc. and
                                                      President of Mathers and Company, Inc.

NON-INTERESTED TRUSTEES:
-----------------------
E. VAL CERUTTI          Since 2001           7        Chief Executive Officer of Cerutti Consultants,   Director of Lynch
Trustee                                               Inc.; Former President and Chief Operating        Corporation (diversified
Age: 64                                               Officer of Stella D'oro Biscuit Company           manufacturing)
                                                      (through 1992); Adviser, Iona College
                                                      School of Business

ANTHONY J. COLAVITA     Since 1999         35         President and Attorney at Law in the law firm                   --
Trustee                                               of Anthony J. Colavita, P.C.
Age: 68

VINCENT D. ENRIGHT      Since 1999         12         Former Senior Vice President and Chief                          --
Trustee                                               Financial Officer of KeySpan Energy
Age: 60                                               Corporation

ANTHONY R. PUSTORINO    Since 1999         17         Certified Public Accountant; Professor            Emeritus, Director of Lynch
Trustee                                               Pace University                                   Corporation (diversified
Age: 78                                                                                                 manufacturing)

WERNER J. ROEDER, MD    Since 1999         26         Vice President/Medical Affairs of Lawrence                      --
Trustee                                               Hospital Center and practicing private physician
Age: 63

ANTHONIE C. VAN EKRIS   Since 1999         20         Managing Director of BALMAC                       Director of Aurado
Trustee                                               International, Inc. (commodities)                 Exploration, Inc.
Age: 69                                                                                                 (oil and gas operations)



                                        10



THE GABELLI MATHERS FUND
ADDITIONAL FUND INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                       TERM OF         NUMBER OF
NAME, POSITION(S)     OFFICE AND     FUNDS IN FUND
    ADDRESS 1         LENGTH OF     COMPLEX OVERSEEN  PRINCIPAL OCCUPATION(S)                             OTHER DIRECTORSHIPS
    AND AGE          TIME SERVED 2    BY TRUSTEE      DURING PAST FIVE YEARS                                HELD BY TRUSTEE
----------------     -------------  ----------------  ----------------------                              --------------------
OFFICERS:
--------
BRUCE N. ALPERT         Since 1999          --        Executive Vice President and Chief Operating                    --
Executive Vice                                        Officer of Gabelli Funds, LLC since 1988 and
President                                             an officer of all mutual funds advised by
and Treasurer                                         Gabelli Funds, LLC and its affiliates.
Age: 52                                               Director and President of Gabelli Advisers, Inc.

EDITH L. COOK 4         Since 1984          --        Vice President of Gabelli Mathers Fund since 1999.              --
Vice President                                        Prior to October 1999, Vice President and
Age: 62                                               Treasurer of Mathers Fund, Inc. and Vice
                                                      President of Mathers and Company, Inc.

JAMES E. MCKEE          Since 1999          --        Vice President, General Counsel and Secretary                   --
Vice President and                                    of Gabelli Asset Management Inc. since 1999
Secretary                                             and GAMCO Investors, Inc. since 1993; Secretary
Age: 40                                               of all mutual funds advised by Gabelli Advisers,
                                                      Inc. and Gabelli Funds, LLC

ANNE E. MORRISSY,       Since 1987          --        Executive Vice President of Gabelli Mathers Fund                --
CFA 4                                                 and Vice President of Gabelli Asset Management Inc.
Executive Vice                                        ince 1999. Prior to October 1999, Executive Vice
President                                             President, Secretary and Director of Mathers
Age: 42                                               Fund, Inc. and Vice President of Mathers and
                                                      Company, Inc.

HEIDI M. STUBNER 4      Since 1995          --        Vice President of Gabelli Mathers Fund since 1999.               --
Vice President                                        Prior to October 1999, Vice President of
Age: 35                                               Mathers Fund, Inc.

--------------------------------------------------------------------------------
  1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
  2 Each Trustee will hold office for an  indefinite  term until the earliest of
    (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's By-Laws and Declaration of Trust.
  3 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. Gabelli, Pohl and Van der Eb are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.
  4 Address: 2801 Lakeside Drive, Suite 201, Bannockburn, IL 60015.

                            THE GABELLI MATHERS FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                       BOARD OF TRUSTEES

   Mario J. Gabelli, CFA              Anthony R. Pustorino
   CHAIRMAN AND CHIEF                 CERTIFIED PUBLIC ACCOUNTANT
   INVESTMENT OFFICER                 PROFESSOR, PACE UNIVERSITY
   GABELLI ASSET MANAGEMENT INC.

   E.  Val  Cerutti                   Werner  J.  Roeder, MD
   CHIEF   EXECUTIVE OFFICER          VICE PRESIDENT/MEDICAL AFFAIRS
   CERUTTI CONSULTANTS, INC.          LAWRENCE HOSPITAL CENTER

   Anthony J. Colavita                Henry G. Van der Eb, CFA
   ATTORNEY-AT-LAW                    PRESIDENT AND CHIEF
   ANTHONY J. COLAVITA, P.C.          EXECUTIVE OFFICER
                                      THE GABELLI MATHERS FUND

   Vincent D. Enright                 Anthonie C. van Ekris
   FORMER SENIOR VICE PRESIDENT       MANAGING DIRECTOR
   AND CHIEF FINANCIAL OFFICER        BALMAC INTERNATIONAL, INC.
   KEYSPAN ENERGY CORP.

   Karl Otto Pohl
   FORMER PRESIDENT
   DEUTSCHE BUNDESBANK

                OFFICERS AND PORTFOLIO MANAGER

   Henry G. Van der Eb, CFA           Anne E. Morrissy, CFA
   PRESIDENT AND                      EXECUTIVE VICE PRESIDENT
   PORTFOLIO MANAGER

   Bruce N. Alpert                    James E. McKee
   EXECUTIVE VICE PRESIDENT           VICE PRESIDENT
   AND TREASURER                      AND SECRETARY

   Heidi M. Stubner                   Edith L. Cook
   VICE PRESIDENT                     VICE PRESIDENT

                        DISTRIBUTOR
               Gabelli & Company, Inc.

    CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
         State Street Bank and Trust Company

                    LEGAL COUNSEL
      Skadden, Arps, Slate, Meagher & Flom LLP


[GRAPHIC
OMITTED]

MARIO GABELLI PHOTO

THE
GABELLI
MATHERS
FUND

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Mathers Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB1726Q403SR


                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2003

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) No response required.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $24,500 in 2003 and $23,000 in 2002.

     (b) AUDIT-RELATED FEES: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 in 2003 and $0 in 2002.

     (c) TAX FEES: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,500 in 2003 and $3,500 in 2002.

         Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

     (d) ALL OTHER FEES: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
         (c) of this Item are $0 in 2003 and $0 in 2002.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

              Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving
              (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to Gabelli and any affiliate of Gabelli that provides services to the registrant (a "Covered Services Provider") if the independent auditors' engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Gabelli and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee or the Chairperson prior to the completion of the audit.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $62,500 in 2003 and $66,000 in 2002.

     (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not yet applicable.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                                The Gabelli Mathers Fund
            --------------------------------------------------------------------

By (Signature and Title)*                   /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                            Bruce N. Alpert, Principal Executive
                                            Officer


Date                                        March 9, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                            Bruce N. Alpert, Principal Executive
                                            Officer and Principal Financial
                                            Officer


Date                                        March 9, 2004
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* Print the name and title of each signing officer under his or her signature.